Vessels, net	12 Months Ended
Dec. 31, 2024
Vessels, net [Abstract]
Vessels, net
4.	Vessels, net:

The amounts in the consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2022	409,264	(20,205)	389,059
— Depreciation	-	(14,349)	(14,349)
Balance, December 31, 2023	409,264	(34,554)	374,710
— Depreciation	-	(13,336)	(13,336)
Balance, December 31, 2024	409,264	(47,890)	361,374

As of December 31, 2024 all the titles of ownership of our vessels are held by the respecting vessel lenders to secure the relevant sale and lease back financing transactions (see Note 7).